Goodwill and Other Intangible Assets - Summary of Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 4,863
Ending balance	7,712	$ 4,863
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,234	6,761
Acquisitions	2,715
Additions	676	589
Disposals	(8)	(59)
Foreign currency adjustments and other	(74)	(57)
Ending balance	10,543	7,234
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,371	2,004
Amortization	494	421
Disposals	(8)	(20)
Foreign currency adjustments and other	(26)	(34)
Ending balance	2,831	2,371
Fund management contracts [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,325
Ending balance	4,415	2,325
Fund management contracts [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,325	2,325
Acquisitions	2,090
Ending balance	4,415	2,325
Indefinite life intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	68
Ending balance	166	68
Indefinite life intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	68	68
Acquisitions	98
Ending balance	166	68
Computer software [member] | Finite life intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,957
Ending balance	2,241	1,957
Computer software [member] | Finite life intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,278	2,737
Acquisitions	47
Additions	673	584
Disposals	(8)	(3)
Foreign currency adjustments and other	(44)	(40)
Ending balance	3,946	3,278
Computer software [member] | Finite life intangible assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,321	1,009
Amortization	409	339
Disposals	(8)	(2)
Foreign currency adjustments and other	(17)	(25)
Ending balance	1,705	1,321
Other intangible assets [member] | Finite life intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	513
Ending balance	890	513
Other intangible assets [member] | Finite life intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,563	1,631
Acquisitions	480
Additions	3	5
Disposals		(56)
Foreign currency adjustments and other	(30)	(17)
Ending balance	2,016	1,563
Other intangible assets [member] | Finite life intangible assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,050	995
Amortization	85	82
Disposals		(18)
Foreign currency adjustments and other	(9)	(9)
Ending balance	$ 1,126	$ 1,050